Notes Receivable - SPAC Sponsor Loan to MEOA (Details) - MEOA Promissory Note $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other commitments, description	Such note is payable upon consummation of MEOA’s initial business combination, without interest, or, at the SPAC Sponsor’s discretion, would be convertible into warrants of MEOA at a price of $1.00 per warrant. If MEOA does not complete a business combination in the required timeframe such note would be forgiven.
SPAC Sponsor
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases receivable, gross	$ 337